Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Series of Northern Lights Fund Trust III (the “Trust”)

Supplement dated April 12, 2022
to the Prospectus and Statement of Additional Information dated August 1, 2021

__________________________________________

Effective as of May 12, 2022, the Centerstone Investors Fund shall not charge a redemption fee on shares redeemed within 30 days of purchase. Any contrary references regarding a redemption fee in the Prospectus or Statement of Additional Information should be disregarded.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated August 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference. This document is available upon request and without charge by calling the Funds toll-free at 1-877-314-9006.

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

Series of Northern Lights Fund Trust III (the “Trust”)

Supplement dated April 12, 2022
to the Prospectus and Statement of Additional Information dated August 1, 2021

__________________________________________

Effective as of May 12, 2022, the Centerstone International Fund shall not charge a redemption fee on shares redeemed within 30 days of purchase. Any contrary references regarding a redemption fee in the Prospectus or Statement of Additional Information should be disregarded.

_________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated August 1, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference. This document is available upon request and without charge by calling the Funds toll-free at 1-877-314-9006.